Accrued Expenses and Other Liabilities	12 Months Ended
Dec. 31, 2019
Accrued Liabilities And Other Liabilities Disclosure Current [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES

NOTE 9:- ACCRUED EXPENSES AND OTHER LIABILITIES

	December 31,
	2018	2019

Government authorities	$7,033	$13,675
Accrued expenses	16,362	18,799
Accrued interest – Series B Debentures	1,334	1,167
Accrued royalties to the IIA (Note 11a)	433	223

	$25,162	$33,864